ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

LightInTheBox Holding Co., Ltd. (the “Company”), incorporated in the Cayman Islands in March 2008 by five founding shareholders, together with its consolidated subsidiaries, its variable interest entities (“VIEs”) and its VIE’s subsidiary (collectively referred to the “Group”), is primarily involved in online retailing to sell and deliver products and services to consumers around the world.

(a)	History of the Group and corporate reorganization

The Group commenced its operation in June 2007, with the establishment of Light In The Box Limited (“Light In The Box”) in June 2007 in Hong Kong. Light In The Box subsequently became the Company’s subsidiary through a share for share exchange in April 2008 which was accounted for in a manner akin to a pooling of interests as if the Company had been in existence and owned Light In The Box since June 2007.

Light In The Box Trading (Shenzhen) Co., Ltd. (“Shenzhen Lanting Jishi”) was established in October 2008 in the People’s Republic of China (the “PRC”) as a wholly-owned subsidiary of Light In The Box, and provides supplier chain management, research and development, customer service and marketing services.

Light In The Box (Chengdu) Technology Co. Limited (“Chengdu Lanting ”) was established in 2014 in the PRC as a wholly-owned subsidiary and primarily engages in mobile application software development and information technology support.

In December 2018, the Company acquired the total issued share capital of Ezbuy Holding Co., Limited (“Ezbuy”). Ezbuy was incorporated in the Cayman Islands in November 2014 by its five founding shareholders, together with its consolidated subsidiaries and its VIEs and primarily engages in online retailing to sell and deliver products and services to consumers in South-East Asia.

Ezbuy Holdings limited (“Ezbuy HK”) was established in December 2014 in Hong Kong as a wholly-owned subsidiary of Ezbuy and primarily engages in product sourcing, marketing and the operation of our websites and mobile applications and the sale of products to consumers.

Avant E-commerce Service PTE. LTD. and Ching International Service PTE. LTD. were incorporated in 2012 and 2009 in Singapore respectively, as wholly-owned subsidiaries of Ezbuy and primarily engage in marketing and customer service targeted towards consumers in Singapore. Avant Logistic Service PTE. LTD. (“AVANT (L)”) was established in 2013 in Singapore and Ezbuy held 80% of AVANT (L)’s shares after the Company’s acquisition of Ezbuy in 2018. In 2021, Ezbuy purchased the remaining 20% of AVANT (L)’ shares from a company controlled by the Group’s managements. Upon the share transfer, AVANT(L) became a wholly-owned subsidiary of Ezbuy.

Qianhai Xuyi Information Technology (Shenzhen) Co., Ltd (“Qianhai Xuyi”) was established in March 2015 in the PRC as a wholly-owned subsidiary of Ezbuy HK.

Shanghai Light In The Box Information Technology Co., Ltd (“Shanghai Lanting”), Beijing Light In The Box Information Technology Co., Ltd (“Beijing Lanting”) and Shenzhen Light In The Box Information Technology Co., Ltd (“Shenzhen Lanting”) were established in 2020, 2021 and 2021, respectively, in the PRC as wholly-owned subsidiaries of Light In The Box and primarily engage in providing supply chain management, research and development, customer service and marketing services.

Jiaxing Ruili Supply Chain Management Co., Limited (“Jiaxing Ruili”) was established in December 2021 in the PRC as a wholly-owned subsidiary. Dongguan Herui Supply Chain Management Co., Limited (“Dongguan Herui”) and Shenzhen Ruizhihe Supply Chain Management Co., Limited (“Shenzhen Ruizhihe”) were established in the PRC previously as the Group’s VIEs in September 2020 and May 2021, but further transitioned to become wholly-owned subsidiaries of the Group in September 2021 and October 2021, respectively. Jiaxing Ruili, Dongguan Herui and Shenzhen Ruizhihe primarily engage in warehousing and fulfillment services.

(b)	The VIE arrangements

The Group’s VIEs were originally established to operate its PRC websites, under which is currently limited by the PRC regulations on direct foreign ownership. Prior to 2021, the Group conducted certain aspects of its business in the PRC through its seven VIEs which include Shenzhen Lanting Huitong Technologies Co., Ltd. (“Lanting Huitong”), Beijing Lanting Gaochuang Technologies Co., Ltd. (“Lanting Gaochuang”) , Shenzhen Xuyi International logistics Co., Ltd. (“Shenzhen Xuyi”), Chongqing Xuyi E-Commerce Co., Ltd. (“Chongqing Xuyi”), Jiaxing Xuyang Logistics Co., Ltd. (“Jiaxing Xuyang”), Chongqing Ruizhihe E-Commerce Co., Ltd. (“Chongqing Ruizhihe”), and Dongguan Herui. In 2021, Shenzhen Ruizhihe was established in the PRC as the Group’s VIE.

Through a series of contractual arrangements (as described below) among Shenzhen Lanting Jishi, Lanting Huitong and Lanting Gaochuang, and the respective shareholders of Lanting Huitong and Lanting Gaochuang, Laiting Huidong and Lanting Gaochuang became the Group’s VIEs. Through the contractual arrangements (as described below) among Qianhai Xuyi, Shenzhen Xuyi, Chongqing Xuyi, Jiaxing Xuyang and the respective shareholders of Shenzhen Xuyi, Chongqing Xuyi and Jiaxing Xuyang, Shenzhen Xuyi, Chongqing Xuyi and Jiaxing Xuyang became the Group’s VIEs. Through the contractual arrangements (as described below) among Shanghai Lanting, Chongqing Ruizhihe, Dongguan Herui and Shenzhen Ruizhihe, and the respective shareholders of Chongqing Ruizhihe, Dongguan Herui and Shenzhen Ruizhihe, Chongqing Ruizhihe, Dongguan Herui and Shenzhen Ruizhehe became the Group’s VIEs.

In 2021, since these PRC websites were no longer in operation, the Group have been gradually closing the VIEs or transferring the shares to its wholly-owned subsidiaries. During the year of 2021, Shenzhen Xuyi and Chongqing Xuyi were closed and the shares of Lanting Huitong, Jiaxing Xuyang, Dongguan Herui and Shenzhen Ruizhihe were transferred from its nominee shareholders to the Group’s wholly-owned subsidiaries at nominal value. As a result of the share transfer, the original contractual arrangements of the above VIEs were legally terminated. The Group continued to consolidate the above VIEs through voting interest model in 2021. As of December 31, 2021, Lanting Gaochuang controlled by Shenzhen Lanting Jishi and Chongqing Ruizhihe controlled by Shanghai Lanting remained as the Group’s VIEs.

The following is a summary of the contractual agreements that provide Shenzhen Lanting Jishi effective control over Lanting Huitong and Lanting Gaochuang (collectively, the “Shenzhen Lanting Jishi VIEs”), Qianhai Xuyi effective control over Shenzhen Xuyi, Chongqing Xuyi and Jiaxing Xuyang (collectively, the “Ezbuy VIEs”), and Shanghai Lanting effective control over Chongqing Ruizhihe, Dongguan Herui and Shenzhen Ruizhihe (collectively, the “Shanghai Lanting VIEs”) for all periods presented.

(i)Shenzhen Lanting Jishi VIEs

Powers of Attorney: Each registered shareholder of Shenzhen Lanting Jishi VIEs has executed a Power of Attorney appointing Shenzhen Lanting Jishi or its designee to be his or her attorney, and irrevocably authorizing them to vote on his or her behalf on all of the matters concerning Shenzhen Lanting Jishi VIEs that may require shareholders’ approval, including nominating and electing directors, general managers and other executive officers. The Powers of Attorney will be irrevocably effective as long as the registered shareholders remain as shareholders of Shenzhen Lanting Jishi VIEs.

Equity Disposal Agreements: Under the Equity Disposal Agreements entered into among Shenzhen Lanting Jishi, Shenzhen Lanting Jishi VIEs, and the shareholders of Shenzhen Lanting Jishi VIEs, Shenzhen Lanting Jishi or its designated party has exclusive options to purchase, when and to the extent permitted under PRC law, all or part of the equity interest in Shenzhen Lanting Jishi VIEs. The exercise price for the options to purchase all or part of the equity interest will be the minimum amount of consideration permissible under the then applicable PRC law. The Equity Disposal Agreements are valid for two years and can be extended indefinitely at Shenzhen Lanting Jishi’s sole option. Shenzhen Lanting Jishi has the right to terminate this agreement at any time by giving thirty days’ written notice to other parties.

Spousal Consent Letters: Under the Spousal Consent Letters, the spouses of certain shareholders of Lanting Huitong acknowledged that a certain percentage of the equity interest in Lanting Huitong held by and registered in the name of their respective spouse will be disposed of pursuant to the Equity Disposal Agreement and Share Pledge Agreement. These spouses understand that such equity interest is held by their respective spouse on behalf of Shenzhen Lanting Jishi, and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interest constitute communal property of marriage. The Spousal Consent Letters will be valid until the liquidation of Lanting Huitong, unless terminated earlier at Shenzhen Lanting Jishi’s sole discretion.

Loan Agreements: Under the Loan Agreement entered into in December 2011 between Lanting Huitong and Mr. Quji (Alan) Guo, Lanting Huitong extended a loan in the amount of $41 (RMB255,000) to Mr. Quji (Alan) Guo to be contributed as 51% of the registered capital of Lanting Gaochuang. Under this agreement, Mr. Quji (Alan) Guo agreed that without prior written consent from Lanting Huitong, Lanting Gaochuang might not enter into any transaction that could materially affect its assets, liabilities, interests or operations, and there would be no earnings distribution in any form by Lanting Gaochuang before such loan has been repaid. This loan could only be repaid by transferring all of Mr. Quji (Alan) Guo’s equity interest in Lanting Gaochuang to Lanting Huitong or a third party designated by Lanting Huitong, and submitting all proceeds from such transaction to Lanting Huitong. The Loan Agreement had a term of ten years and will be extended automatically, unless indicated otherwise by Lanting Huitong in writing three months prior to the contract expiration date. In September 2019, Mr. Quji (Alan) Guo made the repayment under this Loan Agreement which was therefore terminated. Under the Loan Agreement entered into in July 2019 between Lanting Huitong and Mr. Jian He, Lanting Huitong extended a loan in the amount of RMB255,000 ($40,492) to Mr. Jian for his contribution of 51% of the registered capital of Lanting Gaochuang. Under this agreement, Mr. Jian agreed that without prior written consent from Lanting Huitong, Lanting Gaochuang may not enter into any transaction that could materially affect its assets, liabilities, interests or operations, and there will be no earnings distribution in any form by Lanting Gaochuang before such loan has been repaid. Mr. Jian also agreed that at the request of Lanting Huitong, all or part of the equity interests held in Lanting Gaochuang shall be promptly and unconditionally transferred to Lanting Huitong or a designated third party in accordance with PRC law. This loan can only be repaid by transferring all of Mr. Jian’s equity interest in Lanting Gaochuang to Lanting Huitong or a third party designated by Lanting Huitong and submitting all proceeds from such transaction to Lanting Huitong. The Loan Agreement has a term of ten years and will be extended automatically, unless indicated otherwise by Lanting Huitong in writing three months prior to the expiration date.

Agreements that transfer economic benefits to Shenzhen Lanting Jishi

Business Operation Agreements: Under the Business Operation Agreements entered into among Shenzhen Lanting Jishi, Shenzhen Lanting Jishi VIEs, and the shareholders of Shenzhen Lanting Jishi VIEs, the registered shareholders of Shenzhen Lanting Jishi VIEs and Shenzhen Lanting Jishi VIEs agreed that Shenzhen Lanting Jishi VIEs may not enter into any transaction that could materially affect their assets, liabilities, interests or operations without prior written consent from Shenzhen Shenzhen Lanting Jishi or other party designated by Shenzhen Lanting Jishi, including entry into any loan or other debtor-creditor relationship with any third party or the making of any equity investment in any third party, the sale or purchase of any asset or right to or from any third party or creation of guarantees or any other security on any of its assets in favor of any third party, or creation of any other obligation on any of its assets. In addition, directors, supervisors, chairman, general managers, financial controllers or other senior managers of Shenzhen Lanting Jishi VIEs must be Shenzhen Lanting Jishi’s nominees. Furthermore, Shenzhen Lanting Jishi VIEs and their registered shareholders have agreed to accept and stringently implement proposals set forth by Shenzhen Lanting Jishi regarding employment and business and financial management. Shenzhen Lanting Jishi is entitled to any dividends declared by Shenzhen Lanting Jishi VIEs. The Business Operation Agreements will be valid until the liquidation of Shenzhen Lanting Jishi VIEs, unless terminated earlier at Shenzhen Lanting Jishi’s sole discretion.

Exclusive Technical Support and Consulting Service Agreements: Under the Exclusive Technical Support and Consulting Service Agreements entered into between Shenzhen Lanting Jishi and Shenzhen Lanting Jishi VIEs, Shenzhen Lanting Jishi agreed to provide Shenzhen Lanting Jishi VIEs with technology support and consulting services, including the maintenance of computer rooms and websites, the provision of technology platforms required for operations, provision and maintenance of office networks, the conception, configuration, design, updating and maintenance of web pages, the maintenance of customer service platforms, employee training, advertisements, publicity and promotions, and provision of logistics support for product sales and services. Shenzhen Lanting Jishi VIEs agreed to pay a service fee equal to substantially all of their net income, an amount equivalent to the amount of the respective VIEs’ operating revenue for the then current quarter after the deduction of: (1) working capital necessary for the maintaining of the daily operations of the respective VIEs; and (2) the amount of cash required for the respective VIEs’ capital expenditures. The Exclusive Technical Support and Consulting Service Agreements will be valid until the liquidation of Shenzhen Lanting Jishi VIEs, unless terminated earlier at Shenzhen Lanting Jishi’s sole discretion.

Share Pledge Agreements: Under the Share Pledge Agreements entered into among Shenzhen Lanting Jishi, Shenzhen Lanting Jishi VIEs, and the shareholders of Shenzhen Lanting Jishi VIEs, the registered shareholders of Shenzhen Lanting Jishi VIEs pledged all of their respective equity interest in favor of Shenzhen Lanting Jishi to secure Shenzhen Lanting Jishi VIEs and their shareholders’ obligations under the various contractual agreements, including the Business Operation Agreements and the Exclusive Technical Support and Consulting Service Agreements described above. If Shenzhen Lanting Jishi VIEs or any of their respective registered shareholders breach any of their respective contractual obligations under these agreements, Shenzhen Lanting Jishi, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interest. The registered shareholders of Shenzhen Lanting Jishi VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in Shenzhen Lanting Jishi VIEs, without Shenzhen Lanting Jishi’s prior written consent. Unless terminated at Shenzhen Lanting Jishi’s sole discretion, the share pledge agreements will be valid until Shenzhen Lanting Jishi VIEs and their shareholders fulfill all contractual obligations under the Business Operation Agreements, the Exclusive Technical Support and Consulting Service Agreements and the Equity Disposal Agreements.

(ii)	Ezbuy VIEs

Exclusive Technical Support and Consulting Service Agreements: Under the Exclusive Technical Support and Consulting Service Agreements entered into between Qianghai Xuyi and Ezbuy VIEs, Qianhai Xuyi agreed to provide Ezbuy VIEs with technology support and consulting services, including the provision of technology platforms required for operations, provision and maintenance of office networks, the conception, configuration, design, updating and maintenance of web pages, employee training, advertisements and other technology services required for the operations. Ezbuy VIEs agreed to pay a service fee equal to substantially all of their net income, an amount equivalent to the amount of the respective VIEs’ operating revenue for the then current quarter after the deduction of: (1) working capital necessary for the maintaining of the daily operations of the respective VIEs; and (2) the amount of cash required for the respective VIEs’ capital expenditures. The Exclusive Technical Support and Consulting Service Agreements will be valid for ten years unless terminated earlier at Qianhai Xuyi’s sole discretion or the liquidation of Ezbuy VIEs.

Powers of Attorney: Each registered shareholder of Ezbuy VIEs has executed a Power of Attorney appointing Qianhai Xuyi or its designee to be his or her attorney, and irrevocably authorizing them to vote on his or her behalf on all of the matters concerning Ezbuy VIEs that may require shareholders’ approval, including nominating and electing directors, general managers and other executive officers. The Powers of Attorney will be irrevocably effective as long as the registered shareholders remain as shareholders of Ezbuy VIEs.

Exclusive Option Agreements: Under the Exclusive Option Agreements entered into among Qianhai Xuyi, Ezbuy VIEs, and the shareholders of Ezbuy VIEs, Qianhai Xuyi or its designated party has exclusive options to purchase, when and to the extent permitted under PRC law, all or part of the equity interest in Ezbuy VIEs. The exercise price for the options to purchase all or part of the equity interest will be the minimum amount of consideration permissible under the then applicable PRC law. The agreements are valid for two years and can be extended indefinitely at Qianhai Xuyi’s sole option.

Share Pledge Agreements: Under the Share Pledge Agreements entered into among Qianhai Xuyi, Ezbuy VIEs, and the shareholders of Ezbuy VIEs, the registered shareholders of Ezbuy VIEs pledged all of their respective equity interest in favor of Qianhai Xuyi to secure Ezbuy VIEs and their shareholders’ obligations under the various contractual agreements, including the Exclusive Option Agreements and the Exclusive Technical Support and Consulting Service Agreements described above. If Ezbuy VIEs or any of their respective registered shareholders breach any of their respective contractual obligations under these agreements, Qianhai Xuyi, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interest. The registered shareholders of Ezbuy VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in Ezbuy VIEs, without Qianhai Xuyi’s prior written consent. The Share Pledge Agreements will be valid until Ezbuy VIEs and their shareholders fulfill all contractual obligations under the Exclusive Option Agreements and the Exclusive Technical Support and Consulting Service Agreements.

Spousal Consent Letters: Under the Spousal Consent Letters, the spouses of certain shareholders of Ezbuy VIEs acknowledged that a certain percentage of the equity interest in Ezbuy VIEs held by and registered in the name of their respective spouse will be disposed of pursuant to the Exclusive Option Agreements and Share Pledge Agreements. These spouses understand that such equity interest is held by their respective spouse on behalf of Qianhai Xuyi, and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interest constitute communal property of marriage.

(iii)	Shanghai Lanting VIEs

Exclusive Technical Support and Consulting Service Agreements: Under the Exclusive Technical Support and Consulting Service Agreements entered into between Shanghai Lanting and Shanghai Lanting VIEs, Shanghai Lanting agreed to provide Shanghai Lanting VIEs with technical support and consulting services, including the provision of technology platforms required for operations, provision and maintenance of office networks, the conception, configuration, design, updating and maintenance of web pages, employee training, advertisements and other technology services required for the operations. Shanghai Lanting VIEs agreed to pay a service fee equal to substantially all of their net income, an amount equivalent to the amount of the respective Shanghai Lanting VIEs’ operating revenue for the then current quarter after the deduction of: (1) working capital necessary for the maintaining of the daily operations of the respective Shanghai Lanting VIEs; and (2) the amount of cash required for the respective Shanghai Lanting VIEs’ capital expenditures. The Exclusive Technical Support and Consulting Service Agreements will be valid for ten years and automatically renewed for another ten years at the end of each period unless terminated earlier at Shanghai Lanting’s sole discretion or the liquidation of Shanghai Lanting VIEs.

Powers of Attorney: Each registered shareholder of Shanghai Lanting VIEs has executed a Power of Attorney appointing Shanghai Lanting or its designee to be his or her attorney, and irrevocably authorizing them to vote on his or her behalf on all of the matters concerning Shanghai Lanting VIEs that may require shareholders’ approval, including nominating and electing directors, general managers and other executive officers. The Powers of Attorney will be irrevocably effective as long as the registered shareholders remain as shareholders of Shanghai Lanting VIEs.

Exclusive Option Agreements: Under the Exclusive Option Agreements entered into among Shanghai Lanting, Shanghai Lanting VIEs, and the shareholders of Shanghai Lanting VIEs, Shanghai Lanting or its designated party has exclusive options to purchase, when and to the extent permitted under PRC law, all or part of the equity interest in Shanghai Lanting VIEs. The exercise price for the options to purchase all or part of the equity interest will be the minimum amount of consideration permissible under the then applicable PRC law. If the exercise price for the options is higher than the respective equity investment cost, Shanghai Lanting VIEs agree to repay the difference between the exercise price and equity investment cost to Shanghai Lanting or its designated party. The agreements are valid for ten years and will be extended indefinitely unless terminated at Shanghai Lanting’s sole discretion.

Loan Agreements: Under the Loan Agreements entered into in September 2020 and May 2021 between Shanghai Lanting and the registered shareholders of Shanghai Lanting VIEs, Shanghai Lanting extended two loans to the registered shareholders of Shanghai Lanting VIEs, including a loan in the amount of $77 (RMB500,000) to the registered shareholders of Dongguan Herui, a loan in the amount of $153 (RMB1,000,000) to the registered shareholders of Chongqing Ruizhihe, and a loan in the amount of $78 (RMB500,000) to the registered shareholders of Shenzhen Ruizhihe, to be contributed as the registered capital of Shanghai Lanting VIEs. Under these agreements, the registered shareholders of Shanghai Lanting VIEs agreed that without prior written consent from Shanghai Lanting, Shanghai Lanting VIEs might not enter into any transaction that could materially affect its assets, liabilities, interests or operations, and there would be no earnings distribution in any form by Shanghai Lanting VIEs before such loan has been repaid. These loans could only be repaid by transferring all of the registered shareholders of Shanghai Lanting VIEs’ equity interest in Shanghai Lanting VIEs to Shanghai Lanting or a third party designated by Shanghai Lanting, and submitting all proceeds from such transaction to Shanghai Lanting. The Loan Agreements had a term of ten years and will be extended automatically, unless indicated otherwise by Shanghai Lanting in writing three months prior to the contract expiration date.

Share Pledge Agreements: Under the Share Pledge Agreements entered into among Shanghai Lanting, Shanghai Lanting VIEs, and the shareholders of Shanghai Lanting VIEs, the registered shareholders of Shanghai Lanting VIEs pledged all of their respective equity interest in favor of Shanghai Lanting to secure Shanghai Lanting VIEs and their shareholders’ obligations under the various contractual agreements, including the Exclusive Option Agreements and the Exclusive Technical Support and Consulting Service Agreements described above. If Shanghai Lanting VIEs or any of their respective registered shareholders breach any of their respective contractual obligations under these agreements, Shanghai Lanting, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interest. The registered shareholders of Shanghai Lanting VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in Shanghai Lanting VIEs, without Shanghai Lanting’s prior written consent. The Share Pledge Agreements will be valid until Shanghai Lanting VIEs and their shareholders fulfill all contractual obligations under the Exclusive Option Agreements and the Exclusive Technical Support and Consulting Service Agreements.

Spousal Consent Letters: Under the Spousal Consent Letters, the spouses of the registered shareholders of ShanghaiLanting VIEs acknowledged that a certain percentage of the equity interest in Shanghai Lanting VIEs held by and registered in the name of their respective spouse will be disposed of pursuant to the Exclusive Option Agreements and Share Pledge Agreements. These spouses understand that such equity interest is held by their respective spouse on behalf of Shanghai Lanting, and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interest constitute communal property of marriage.

(c)  Risks in relation to the Group’s VIE structure

The Group believes that pledgees’ contractual arrangements with the VIEs are in compliance with the PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders or key employees of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company’s ability to control the VIEs also depends on the power of attorney pledgees have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict operations;
●	restrict the Group’s right to collect revenues;
●	block the Group’s websites;
●	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate their businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would possibly no longer be able to consolidate the VIEs.

To mitigate the uncertainties in the corporate structure and increase control on the operating entities, the two remaining VIEs which include Lanting Gaochuang and Chongqing Ruizhihe are expected to be closed or transitted to the Group’s wholly-owned subsidiaries in 2022.

The following consolidated financial information of the Group’s VIEs and its subsidiary was included in the accompanying consolidated financial statements as of and for the years ended, after elimination of intercompany balances and transactions within the Group:

	December 31,
	2020	2021

Total assets	$24,667	$9,294
Total liabilities	$5,178	$779

	Year ended December 31,
	2019	2020	2021

Revenues	$1,054	$6,827	$790
Net loss	$(8,496)	$(187)	$(295)

	Year ended December 31,
	2019	2020	2021

Net cash provided by operating activities	$1,193	$632	$3,758
Net cash (used in) / provided by investing activities	$(188)	$826	$381
Net cash provided by financing activities	$—	$—	$—

As of December 31, 2020 and 2021, there was no pledge or collateralization of the consolidated VIEs’ assets that can only be used to settle the VIEs’ obligations. The creditors of the VIEs do not have recourse to the general credit of the Company or its consolidated subsidiaries.